Taxation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxation

15. Taxation

Repay Holdings Corporation is taxed as a corporation and is subject to paying corporate federal, state and local taxes on the income allocated to it from Hawk Parent, based upon Repay Holding Corporation’s economic interest held in Hawk Parent, as well as any stand-alone income or loss it generates. Hawk Parent is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Hawk Parent is not subject to U.S. federal and certain state and local income taxes. Hawk Parent’s members, including Repay Holdings Corporation, are liable for federal, state and local income taxes based on their allocable share of Hawk Parent’s pass-through taxable income.

The Company’s effective tax rate for the three months ended March 31, 2020 was 15.1%. The Company recorded an income tax benefit of $1.1 million for this period. The Company’s effective tax rates for the three months ended March 31, 2020 was less than its combined federal and state statutory tax rate of 24%, primarily due to the Company not being liable for income taxes on the portion of Hawk Parent’s earnings that are attributable to non-controlling interests. The results from the three months ended March 31, 2019 do not reflect income tax expense because, prior to the Business Combination, the consolidated Hawk Parent pass-through entity was not subject to federal income tax.

During the three months ended March 31, 2020, the Company recognized $1.1 million of deferred tax assets related to the income tax benefit derived from the net operating loss over the same period. The Company did not recognize any changes to the valuation allowance as of March 31, 2020, and the facts and circumstances remain unchanged.

No uncertain tax positions existed as of March 31, 2020.

Tax Receivable Agreement Liability

Pursuant to our election under Section 754 of the Code, we expect to obtain an increase in our share of the tax basis in the net assets of Hawk Parent when Post-Merger Repay Units are redeemed or exchanged for Class A common stock of Repay Holdings Corporation. The Company intends to treat any redemptions and exchanges of Post-Merger Repay Units as direct purchases for U.S. federal income tax purposes. These increases in tax basis may reduce the amounts that the Company would otherwise pay in the future to various tax authorities. They may also decrease gains (or increase losses) on future dispositions of certain capital assets to the extent tax basis is allocated to those capital assets.

On July 11, 2019, the Company entered into a TRA that provides for the payment by the Company of 100% of the amount of any tax benefits realized, or in some cases are deemed to realize, as a result of (i) increases in our share of the tax basis in the net assets of Hawk Parent resulting from any redemptions or exchanges of Post-Merger Repay Units and from our acquisition of the equity of the selling Hawk Parent members, (ii) tax basis increases attributable to payments made under the TRA, and (iii) deductions attributable to imputed interest pursuant to the TRA (the “TRA Payments”). The TRA Payments are not conditioned upon any continued ownership interest in Hawk Parent or REPAY. The rights of each party under the Tax Receivable Agreement other than the Company are assignable. The timing and amount of aggregate payments due under the TRA may vary based on a number of factors, including the timing and amount of taxable income generated by the Company each year, as well as the tax rate then applicable, among other factors.

As of March 31, 2020, the Company had a liability of $67.7 million related to its projected obligations under the TRA, which is captioned as tax receivable agreement liability in our Unaudited Consolidated Balance Sheet.

15. Taxation

Repay Holdings Corporation is taxed as a corporation and is subject to paying corporate federal, state and local taxes on the income allocated to it from Hawk Parent, based upon Repay Holding Corporation’s economic interest held in Hawk Parent, as well as any stand-alone income or loss it generates. Hawk Parent is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Hawk Parent is not subject to U.S. federal and certain state and local income taxes. Hawk Parent’s members, including Repay Holdings Corporation, are liable for federal, state and local income taxes based on their allocable share of Hawk Parent’s pass-through taxable income.

The components of income before income taxes are as follows:

	July 11, 2019 to December 31, 2019	January 1, 2019 to July 10, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	(Successor)	(Predecessor)
Domestic	$(36,281,944)	$(23,668,078)	$10,537,443	$9,448,244
Foreign	(269,721)	(74,452)	—	—

Income (loss) before income tax expense	$(36,551,665)	$(23,742,530)	$10,537,443	$9,448,244

The Company recorded a provision for income tax as follows:

	July 11, 2019 to December 31, 2019	January 1, 2019 to July 10, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	(Successor)	(Predecessor)
Current expense
Federal	$—	$—	$—	$—
State	—	—	—	—
Foreign	—	—	—	—

Total current expense (benefit)	—	—	—	—

Deferred expense
Federal	$(4,343,013)	$—	$—	$—
State	(575,152)	—	—	—
Foreign	(72,824)	—	—	—

Total deferred benefit	(4,990,989)	—	—	—

Income tax benefit	$(4,990,989)	$—	$—	$—

A reconciliation of the United States statutory income tax rate to the Company’s effective income tax rate is as follows for the years indicated:

	July 11, 2019 to December 31, 2019	January 1, 2019 to July 10, 2019	Year ended December 31, 2018	Year ended December 31, 2017
	(Successor)	(Predecessor)
Federal income tax expense	21.0%	0.0%	0.0%	0.0%
State taxes, net of federal benefit	1.6%	0.0%	0.0%	0.0%
Income attributable to noncontrolling interest	-8.6%	0.0%	0.0%	0.0%
Excess tax benefit related to share-based compensation	0.5%	0.0%	0.0%	0.0%
Other	-0.8%	0.0%	0.0%	0.0%

Total deferred benefit	13.7%	0.0%	0.0%	0.0%

The Company’s effective tax rate for the period from July 11, 2019 through December 31, 2019, the Successor period, was 13.7%. The comparison of our effective tax rate to the U.S. statutory tax rate of 24% was primarily influenced by the fact that the Company is not liable for the income taxes on the portion of Hawk Parent’s earnings that are attributable to noncontrolling interests. The results for the Predecessor do not reflect income tax expense because, prior to the Closing, the consolidated Hawk Parent was treated as a partnership for U.S. federal and most applicable state and local income tax purposes and was not subject to corporate tax.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Details of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2019	December 31, 2018
	Successor	Predecessor
Deferred tax assets
Tax Credits	$52,314	$—
Section 163(j) Limitation Carryover	719,773	—
Acquisition Costs	378,386	—
Federal Net Operating Losses	3,682,201	—
State Net Operating Losses	526,607	—
Foreign Net Operating Losses	74,445	—
Other Assets	10,320	—

Total deferred tax asset	5,444,045	—
Valuation allowance	(5,799,118)	—

Total deferred tax asset, net of valuation allowance	(355,073)	—
Deferred tax liabilities
Partnership basis tax differences	(413,261)	—

Total deferred tax liabilities	(413,261)	—

Net deferred tax liabilities	$(768,334)	$—

As a result of the Merger, the Company recognized a deferred tax asset (DTA) and offsetting deferred tax liability (DTL) in the amount of $5.8 million to account for the portion of the Company’s outside basis in the partnership interest that it will not recover through tax deductions, a ceiling rule limitation arising under Internal Revenue Code (the “Code”) sec. 704(c). As the ceiling rule causes taxable income allocations to be in excess of 704(b) book allocations the DTL will unwind, leaving only the DTA, which may only be recovered through the sale of the partnership interest in Hawk Parent. At the Closing, the Company concluded, based on the weight of all positive and negative evidence, that all of our DTA are not likely to be realized. As such, a 100% valuation allowance was recognized. In addition, the Company recognized a change to the valuation allowance in the amount of $0.04 million as of December 31, 2019.

As of December 31, 2019, the Company has a federal net operating loss carryforward of approximately $3.7 million, state net operating loss carryforwards of approximately $0.5 million, and foreign net operating loss carryforwards of approximately $0.1 million, which will be available to offset future taxable income. The federal and foreign net operating loss carryforwards have an indefinite life. The state net operating loss carryforwards will begin to expire between 2031 and 2035. The Company expects to utilize the net operating loss against earnings in future years.

No uncertain tax positions existed as of December 31, 2019.

Tax receivable agreement liability

Pursuant to our election under Section 754 of the Code, we expect to obtain an increase in our share of the tax basis in the net assets of Hawk Parent when Post-Merger Repay Units are redeemed or exchanged for Class A common stock of Repay Holdings Corporation. The Company intends to treat any redemptions and exchanges of Post-Merger Repay Units as direct purchases for U.S. federal income tax purposes. These increases in tax basis may reduce the amounts that the Company would otherwise pay in the future to various tax authorities. They may also decrease gains (or increase losses) on future dispositions of certain capital assets to the extent tax basis is allocated to those capital assets.

On July 11, 2019, the Company entered into a TRA that provides for the payment by the Company of 100% of the amount of any tax benefits realized, or in some cases are deemed to realize, as a result of (i) increases in our share of the tax basis in the net assets of Hawk Parent resulting from any redemptions or exchanges of Post-Merger Repay Units and from our acquisition of the equity of the selling Hawk Parent members, (ii) tax basis increases attributable to payments made under the TRA, and (iii) deductions attributable to imputed interest pursuant to the TRA (the “TRA Payments”). The TRA Payments are not conditioned upon any continued ownership interest in Hawk Parent or Repay. The rights of each party under the TRA other than the Company are assignable. The timing and amount of aggregate payments due under the TRA may vary based on a number of factors, including the timing and amount of taxable income generated by the Company each year, as well as the tax rate then applicable, among other factors.

As of December 31, 2019, the Company had a liability of $67.2 million related to its projected obligations under the TRA, which is captioned as the tax receivable agreement liability in our Audited Consolidated Balance Sheet.